                                                                  SUPP-NYPE30419

                    BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                     BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B


                                 PRIMELITE III


                        SUPPLEMENT DATED APRIL 29, 2019
                                     TO THE
               PROSPECTUS DATED APRIL 30, 2007 (AS SUPPLEMENTED)


This supplement revises information in the prospectus dated April 30, 2007 for the PrimElite III variable annuity contracts issued by Brighthouse Life Insurance Company of NY ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (888) 556-5412 to request a free copy. The financial statements for each of the subaccounts of the Separate Account are attached. Upon request, financial statements for Brighthouse Life Insurance Company of NY will be sent to you without charge.


1. THE FOLLOWING INFORMATION SHOULD BE READ IN CONNECTION WITH THE INFORMATION PRESENTED ON THE FIRST PAGE OF YOUR PROSPECTUS:


IN ACCORDANCE WITH THE REGULATIONS ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION, BEGINNING ON OR AFTER JANUARY 1, 2021, PAPER COPIES OF THE SHAREHOLDER REPORTS FOR THE INVESTMENT PORTFOLIOS AVAILABLE UNDER YOUR VARIABLE ANNUITY CONTRACT WILL NO LONGER BE SENT BY MAIL, UNLESS YOU SPECIFICALLY REQUEST PAPER COPIES OF THE REPORTS FROM US. INSTEAD, THE REPORTS WILL BE MADE AVAILABLE ON A WEBSITE, AND YOU WILL BE NOTIFIED BY MAIL EACH TIME A REPORT IS POSTED AND PROVIDED WITH A WEBSITE LINK TO ACCESS THE REPORT.


IF YOU ALREADY ELECTED TO RECEIVE SHAREHOLDER REPORTS ELECTRONICALLY, YOU WILL NOT BE AFFECTED BY THIS CHANGE AND YOU NEED NOT TAKE ANY ACTION. YOU MAY ELECT TO RECEIVE SHAREHOLDER REPORTS AND OTHER COMMUNICATIONS FROM US ELECTRONICALLY BY CONTACTING US AT HTTPS://
WWW.BRIGHTHOUSEFINANCIAL.COM TO ENROLL.


YOU MAY ELECT TO RECEIVE ALL FUTURE REPORTS IN PAPER FREE OF CHARGE. YOU CAN INFORM US THAT YOU WISH TO CONTINUE RECEIVING PAPER COPIES OF YOUR SHAREHOLDER REPORTS BY CALLING (800) 638-7732, OR BY SENDING AN EMAIL CORRESPONDENCE TO RCG@BRIGHTHOUSEFINANCIAL.COM. YOUR ELECTION TO RECEIVE REPORTS IN PAPER WILL APPLY TO ALL INVESTMENT PORTFOLIOS AVAILABLE UNDER YOUR CONTRACT.


2. INVESTMENT OPTIONS


Replace the list of Investment Portfolios under "INVESTMENT OPTIONS" in the prospectus with the list of Investment Portfolios attached to this prospectus supplement.

3. OTHER INFORMATION


In the "OTHER INFORMATION" section, replace the "Brighthouse Life Insurance Company of NY" subsection with the following:


      BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY


      Brighthouse Life Insurance Company of NY (the Company or Brighthouse) is a stock life insurance company organized under the laws of the State of New York in 1992. Prior to March 6, 2017, the Company was known as First MetLife Investors Insurance Company. The Company is licensed to do business only in the State of New York. The Company is a wholly-owned subsidiary of, and controlled by, Brighthouse Life Insurance Company and ultimately, by Brighthouse Financial, Inc. (BHF), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. The Company's executive offices are located at 285 Madison Avenue, New York, NY 10017.


In the "OTHER INFORMATION" section, replace the service mark description with the following:


      PrimElite III(SM) is a service mark of Primerica, Inc. and its Affiliates and is used under license by Brighthouse Life Insurance Company of NY and its Affiliates.


In the "OTHER INFORMATION" section, replace the "Cybersecurity" subsection with the following:


      CYBERSECURITY


      Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


      We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on BLIC and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


      Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.


      Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.


      Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Investment Portfolios invest.


4. INVESTMENT PORTFOLIO FEES AND EXPENSES TABLE


Replace the Investment Portfolio Fees and Expenses Table in the prospectus with the Investment Portfolio Fees and Expenses Table attached to this prospectus supplement.


5. APPENDIX B


Replace Appendix B with the Appendix B attached to this prospectus supplement.


6. TRANSFERS -- MONITORED PORTFOLIOS


We monitor transfer activity in the following "Monitored Portfolios" for purposes of imposing our restrictions on frequent transfers. In addition, we monitor transfer activity in all American Funds Insurance Series(R) portfolios available under your contract.

               American Funds Global Growth Fund


               American Funds Global Small Capitalization Fund


               Clarion Global Real Estate Portfolio


               ClearBridge Variable Small Cap Growth Portfolio


               Invesco Small Cap Growth Portfolio


               MFS(R) Research International Portfolio


               Western Asset Management Strategic Bond Opportunities Portfolio


               Western Asset Variable Global High Yield Bond Portfolio



        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES



                                                                            Minimum  Maximum
                                                                          --------- --------
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including   0.53%     1.30%
management fees, distribution and/or service (12b-1) fees, and other expenses)

INVESTMENT PORTFOLIO FEES AND EXPENSES AS OF DECEMBER 31, 2018

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.



                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 Invesco V.I. Equity and Income Fund          0.38%         0.25%        0.17%

AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Bond Fund                     0.36%         0.25%        0.02%

 American Funds Global Growth Fund            0.52%         0.25%        0.03%

 American Funds Global Small                  0.70%         0.25%        0.04%
  Capitalization Fund

 American Funds Growth Fund                   0.32%         0.25%        0.02%

 American Funds Growth-Income Fund            0.26%         0.25%        0.02%

BRIGHTHOUSE FUNDS TRUST I
 Clarion Global Real Estate Portfolio         0.61%         0.25%        0.05%

 Invesco Comstock Portfolio                   0.56%         0.25%        0.03%

 Invesco Small Cap Growth Portfolio           0.85%         0.25%        0.03%

 MFS(R) Research International Portfolio      0.70%         0.25%        0.05%

 T. Rowe Price Large Cap Value Portfolio      0.57%         0.15%        0.02%

BRIGHTHOUSE FUNDS TRUST II
 BlackRock Ultra-Short Term Bond              0.35%         0.15%        0.04%
  Portfolio

 Brighthouse/Wellington Core Equity           0.70%         0.25%        0.02%
  Opportunities Portfolio

 MFS(R) Total Return Portfolio                0.56%         0.20%        0.06%

 MFS(R) Value Portfolio                       0.61%          --          0.02%

 T. Rowe Price Large Cap Growth               0.60%         0.25%        0.02%
  Portfolio

 Western Asset Management Strategic           0.57%          --          0.03%
  Bond Opportunities Portfolio

 Western Asset Management                     0.47%         0.25%        0.03%
  U.S. Government Portfolio

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Mid Cap Portfolio                            0.54%         0.25%        0.08%

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST
 Franklin Income VIP Fund                     0.46%         0.25%        0.01%

 Franklin Mutual Shares VIP Fund              0.68%         0.25%        0.03%




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR       ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------ ----------- ----------- --------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 Invesco V.I. Equity and Income Fund         0.01%       0.81%         0.01%         0.80%

AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Bond Fund                      --        0.63%           --          0.63%

 American Funds Global Growth Fund             --        0.80%           --          0.80%

 American Funds Global Small                   --        0.99%           --          0.99%
  Capitalization Fund

 American Funds Growth Fund                    --        0.59%           --          0.59%

 American Funds Growth-Income Fund             --        0.53%           --          0.53%

BRIGHTHOUSE FUNDS TRUST I
 Clarion Global Real Estate Portfolio          --        0.91%         0.01%         0.90%

 Invesco Comstock Portfolio                    --        0.84%         0.02%         0.82%

 Invesco Small Cap Growth Portfolio            --        1.13%         0.08%         1.05%

 MFS(R) Research International Portfolio       --        1.00%         0.10%         0.90%

 T. Rowe Price Large Cap Value Portfolio       --        0.74%         0.05%         0.69%

BRIGHTHOUSE FUNDS TRUST II
 BlackRock Ultra-Short Term Bond               --        0.54%         0.03%         0.51%
  Portfolio

 Brighthouse/Wellington Core Equity            --        0.97%         0.11%         0.86%
  Opportunities Portfolio

 MFS(R) Total Return Portfolio                 --        0.82%           --          0.82%

 MFS(R) Value Portfolio                        --        0.63%         0.06%         0.57%

 T. Rowe Price Large Cap Growth                --        0.87%         0.05%         0.82%
  Portfolio

 Western Asset Management Strategic            --        0.60%         0.06%         0.54%
  Bond Opportunities Portfolio

 Western Asset Management                      --        0.75%         0.03%         0.72%
  U.S. Government Portfolio

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Mid Cap Portfolio                             --        0.87%           --          0.87%

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST
 Franklin Income VIP Fund                    0.02%       0.74%         0.02%         0.72%

 Franklin Mutual Shares VIP Fund             0.01%       0.97%           --          0.97%


                                                          DISTRIBUTION
                                                             AND/OR
                                             MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                             FEE      (12B-1) FEES   EXPENSES
------------------------------------------- ------------ -------------- ----------
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST

 ClearBridge Variable Aggressive Growth        0.75%          --          0.04%
  Portfolio

 ClearBridge Variable Appreciation             0.69%          --          0.04%
  Portfolio

 ClearBridge Variable Dividend Strategy        0.70%         0.25%        0.06%
  Portfolio

 ClearBridge Variable Large Cap Growth         0.70%          --          0.10%
  Portfolio

 ClearBridge Variable Large Cap Value          0.65%          --          0.07%
  Portfolio

 ClearBridge Variable Small Cap Growth         0.75%          --          0.08%
  Portfolio

 QS Variable Conservative Growth                --            --          0.14%

 QS Variable Growth                             --            --          0.11%

 QS Variable Moderate Growth                    --            --          0.30%

LEGG MASON PARTNERS VARIABLE
 INCOME TRUST
 Western Asset Variable Global High Yield      0.70%          --          0.16%
  Bond Portfolio

PIONEER VARIABLE CONTRACTS TRUST
 Pioneer Mid Cap Value VCT Portfolio           0.65%         0.25%        0.08%

TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive             0.65%          --          0.65%
  Balanced Fund




                                              ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                             FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                          EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------- ----------- ----------- --------------- -----------
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
 ClearBridge Variable Aggressive Growth         --        0.79%           --          0.79%
  Portfolio

 ClearBridge Variable Appreciation              --        0.73%           --          0.73%
  Portfolio

 ClearBridge Variable Dividend Strategy         --        1.01%           --          1.01%
  Portfolio

 ClearBridge Variable Large Cap Growth          --        0.80%           --          0.80%
  Portfolio

 ClearBridge Variable Large Cap Value           --        0.72%           --          0.72%
  Portfolio

 ClearBridge Variable Small Cap Growth          --        0.83%           --          0.83%
  Portfolio

 QS Variable Conservative Growth              0.57%       0.71%           --          0.71%

 QS Variable Growth                           0.72%       0.83%           --          0.83%

 QS Variable Moderate Growth                  0.63%       0.93%         0.10%         0.83%

LEGG MASON PARTNERS VARIABLE
 INCOME TRUST
 Western Asset Variable Global High Yield       --        0.86%           --          0.86%
  Bond Portfolio

PIONEER VARIABLE CONTRACTS TRUST
 Pioneer Mid Cap Value VCT Portfolio            --        0.98%           --          0.98%

TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive              --        1.30%         0.41%         0.89%

  Balanced Fund


The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2020. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.


Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

INVESTMENT OPTIONS


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Invesco V.I. Equity and Income Fund



AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

American Funds Insurance Series(R) is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following portfolios are available under the contract:


     American Funds Bond Fund

     American Funds Global Growth Fund

     American Funds Global Small Capitalization Fund

     American Funds Growth Fund

     American Funds Growth-Income Fund



BRIGHTHOUSE FUNDS TRUST I

Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Clarion Global Real Estate Portfolio (Class B)

     Invesco Comstock Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class B)

     MFS(R) Research International Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class E)



BRIGHTHOUSE FUNDS TRUST II

Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     BlackRock Ultra-Short Term Bond Portfolio (Class E)

     Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)

     MFS(R) Total Return Portfolio (Class F)

     MFS(R) Value Portfolio (Class A)

     T. Rowe Price Large Cap Growth Portfolio (Class B)

     Western Asset Management Strategic Bond Opportunities Portfolio (Class A)

     Western Asset Management U.S. Government Portfolio (Class B)



FIDELITY(R) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

Fidelity(R) Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. (See Appendix B for the name of the subadviser.) The following portfolio is available under the contract:


     Mid Cap Portfolio



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:


     Franklin Income VIP Fund

     Franklin Mutual Shares VIP Fund

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

Legg Mason Partners Variable Equity Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     ClearBridge Variable Aggressive Growth Portfolio (Class I)

     ClearBridge Variable Appreciation Portfolio (Class I)

     ClearBridge Variable Dividend Strategy Portfolio (Class II)

     ClearBridge Variable Large Cap Growth Portfolio (Class I)

     ClearBridge Variable Large Cap Value Portfolio (Class I)

     ClearBridge Variable Small Cap Growth Portfolio (Class I)

     QS Variable Conservative Growth (Class I)

     QS Variable Growth (Class I)

     QS Variable Moderate Growth (Class I)



LEGG MASON PARTNERS VARIABLE INCOME TRUST (CLASS I)

Legg Mason Partners Variable Income Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to the each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolio is available under the contract:


     Western Asset Variable Global High Yield Bond Portfolio



PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. Pioneer Investment Management, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Pioneer Mid Cap Value VCT Portfolio



TRUST FOR ADVISED PORTFOLIOS

The Trust for Advised Portfolios is a mutual fund with multiple portfolios. 1919 Investment Counsel, LLC is the investment manager for each portfolio. The following portfolio is available under the contract:


     1919 Variable Socially Responsive Balanced Fund

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS


Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.



            INVESTMENT PORTFOLIO                          INVESTMENT OBJECTIVE
------------------------------------------- -----------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 (SERIES II)

 Invesco V.I. Equity and Income Fund        Seeks both capital appreciation and current
                                            income.
 AMERICAN FUNDS INSURANCE SERIES(R)
 (CLASS 2)

 American Funds Bond Fund                   Seeks as high a level of current income as is
                                            consistent with the preservation of capital.
 American Funds Global Growth Fund          Seeks long-term growth of capital.
 American Funds Global Small                Seeks long-term growth of capital.
 Capitalization Fund
 American Funds Growth Fund                 Seeks growth of capital.
 American Funds Growth-Income Fund          Seeks long-term growth of capital and
                                            income.
 BRIGHTHOUSE FUNDS TRUST I

 Clarion Global Real Estate Portfolio       Seeks total return through investment in real
 (Class B)                                  estate securities, emphasizing both capital
                                            appreciation and current income.
 Invesco Comstock Portfolio (Class B)       Seeks capital growth and income.
 Invesco Small Cap Growth Portfolio         Seeks long-term growth of capital.
 (Class B)
 MFS(R) Research International Portfolio    Seeks capital appreciation.
 (Class B)
 T. Rowe Price Large Cap Value Portfolio    Seeks long-term capital appreciation by
 (Class E)                                  investing in common stocks believed to be
                                            undervalued. Income is a secondary
                                            objective.
 BRIGHTHOUSE FUNDS TRUST II

 BlackRock Ultra-Short Term Bond            Seeks a high level of current income
 Portfolio (Class E)                        consistent with preservation of capital.
 Brighthouse/Wellington Core Equity         Seeks to provide a growing stream of income
 Opportunities Portfolio (Class B)          over time and, secondarily, long-term capital
                                            appreciation and current income.
 MFS(R) Total Return Portfolio (Class F)    Seeks a favorable total return through
                                            investment in a diversified portfolio.
 MFS(R) Value Portfolio (Class A)           Seeks capital appreciation.
 T. Rowe Price Large Cap Growth Portfolio   Seeks long-term growth of capital.
 (Class B)
 Western Asset Management Strategic Bond    Seeks to maximize total return consistent
 Opportunities Portfolio (Class A)          with preservation of capital.



            INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------- ---------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 (SERIES II)

 Invesco V.I. Equity and Income Fund        Invesco Advisers, Inc.
 AMERICAN FUNDS INSURANCE SERIES(R)
 (CLASS 2)

 American Funds Bond Fund                   Capital Research and Management
                                            CompanySM
 American Funds Global Growth Fund          Capital Research and Management
                                            CompanySM
 American Funds Global Small                Capital Research and Management
 Capitalization Fund                        CompanySM
 American Funds Growth Fund                 Capital Research and Management
                                            CompanySM
 American Funds Growth-Income Fund          Capital Research and Management
                                            CompanySM
 BRIGHTHOUSE FUNDS TRUST I

 Clarion Global Real Estate Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                  Subadviser: CBRE Clarion Securities LLC
 Invesco Comstock Portfolio (Class B)       Brighthouse Investment Advisers, LLC
                                            Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth Portfolio         Brighthouse Investment Advisers, LLC
 (Class B)                                  Subadviser: Invesco Advisers, Inc.
 MFS(R) Research International Portfolio    Brighthouse Investment Advisers, LLC
 (Class B)                                  Subadviser: Massachusetts Financial Services
                                            Company
 T. Rowe Price Large Cap Value Portfolio    Brighthouse Investment Advisers, LLC
 (Class E)                                  Subadviser: T. Rowe Price Associates, Inc.
 BRIGHTHOUSE FUNDS TRUST II

 BlackRock Ultra-Short Term Bond            Brighthouse Investment Advisers, LLC
 Portfolio (Class E)                        Subadviser: BlackRock Advisors, LLC
 Brighthouse/Wellington Core Equity         Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class B)          Subadviser: Wellington Management
                                            Company LLP
 MFS(R) Total Return Portfolio (Class F)    Brighthouse Investment Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 MFS(R) Value Portfolio (Class A)           Brighthouse Investment Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 T. Rowe Price Large Cap Growth Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)                                  Subadviser: T. Rowe Price Associates, Inc.
 Western Asset Management Strategic Bond    Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class A)          Subadviser: Western Asset Management
                                            Company

            INVESTMENT PORTFOLIO                          INVESTMENT OBJECTIVE
------------------------------------------- -----------------------------------------------
 Western Asset Management                   Seeks to maximize total return consistent
 U.S. Government Portfolio (Class B)        with preservation of capital and maintenance
                                            of liquidity.
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS (SERVICE CLASS 2)

 Mid Cap Portfolio                          Seeks long-term growth of capital.
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST (CLASS 2)

 Franklin Income VIP Fund                   Seeks to maximize income while maintaining
                                            prospects for capital appreciation.
 Franklin Mutual Shares VIP Fund            Seeks capital appreciation, with income as a
                                            secondary goal.
 LEGG MASON PARTNERS VARIABLE
 EQUITY TRUST

 ClearBridge Variable Aggressive Growth     Seeks capital appreciation.
 Portfolio (Class I)
 ClearBridge Variable Appreciation          Seeks long-term capital appreciation.
 Portfolio (Class I)
 ClearBridge Variable Dividend Strategy     Seeks dividend income, growth of dividend
 Portfolio (Class II)                       income and long-term capital appreciation.
 ClearBridge Variable Large Cap Growth      Seeks long-term growth of capital.
 Portfolio (Class I)
 ClearBridge Variable Large Cap Value       Seeks long-term growth of capital as its
 Portfolio (Class I)                        primary objective. Current income is a
                                            secondary objective.
 ClearBridge Variable Small Cap Growth      Seeks long-term growth of capital.
 Portfolio (Class I)
 QS Variable Conservative Growth            Seeks a balance of growth of capital and
 (Class I)                                  income.
 QS Variable Growth (Class I)               Seeks capital appreciation.
 QS Variable Moderate Growth (Class I)      Seeks long-term growth of capital.
 LEGG MASON PARTNERS VARIABLE
 INCOME TRUST (CLASS I)

 Western Asset Variable Global High Yield   Seeks to maximize total return.
 Bond Portfolio
 PIONEER VARIABLE CONTRACTS TRUST
 (CLASS II)

 Pioneer Mid Cap Value VCT Portfolio        Seeks capital appreciation by investing in a
                                            diversified portfolio of securities consisting
                                            primarily of common stocks.
 TRUST FOR ADVISED PORTFOLIOS

 1919 Variable Socially Responsive          Seeks capital appreciation and retention of



            INVESTMENT PORTFOLIO                  INVESTMENT ADVISER/SUBADVISER
------------------------------------------- -----------------------------------------
 Western Asset Management                   Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio (Class B)        Subadviser: Western Asset Management
                                            Company
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS (SERVICE CLASS 2)

 Mid Cap Portfolio                          Fidelity Management & Research Company
                                            Subadviser: FMR Co., Inc.
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST (CLASS 2)

 Franklin Income VIP Fund                   Franklin Advisers, Inc.
 Franklin Mutual Shares VIP Fund            Franklin Mutual Advisers, LLC
 LEGG MASON PARTNERS VARIABLE
 EQUITY TRUST

 ClearBridge Variable Aggressive Growth     Legg Mason Partners Fund Advisor, LLC
 Portfolio (Class I)                        Subadviser: ClearBridge Investments, LLC
 ClearBridge Variable Appreciation          Legg Mason Partners Fund Advisor, LLC
 Portfolio (Class I)                        Subadviser: ClearBridge Investments, LLC
 ClearBridge Variable Dividend Strategy     Legg Mason Partners Fund Advisor, LLC
 Portfolio (Class II)                       Subadviser: ClearBridge Investments, LLC
 ClearBridge Variable Large Cap Growth      Legg Mason Partners Fund Advisor, LLC
 Portfolio (Class I)                        Subadviser: ClearBridge Investments, LLC
 ClearBridge Variable Large Cap Value       Legg Mason Partners Fund Advisor, LLC
 Portfolio (Class I)                        Subadviser: ClearBridge Investments, LLC
 ClearBridge Variable Small Cap Growth      Legg Mason Partners Fund Advisor, LLC
 Portfolio (Class I)                        Subadviser: ClearBridge Investments, LLC
 QS Variable Conservative Growth            Legg Mason Partners Fund Advisor, LLC
 (Class I)                                  Subadviser: QS Investors, LLC
 QS Variable Growth (Class I)               Legg Mason Partners Fund Advisor, LLC
                                            Subadviser: QS Investors, LLC
 QS Variable Moderate Growth (Class I)      Legg Mason Partners Fund Advisor, LLC
                                            Subadviser: QS Investors, LLC
 LEGG MASON PARTNERS VARIABLE
 INCOME TRUST (CLASS I)

 Western Asset Variable Global High Yield   Legg Mason Partners Fund Advisor, LLC
 Bond Portfolio                             Subadvisers: Western Asset Management
                                            Company; Western Asset Management
                                            Company Limited; Western Asset
                                            Management Company Pte. Ltd.
 PIONEER VARIABLE CONTRACTS TRUST
 (CLASS II)

 Pioneer Mid Cap Value VCT Portfolio        Amundi Pioneer Asset Management, Inc.
 TRUST FOR ADVISED PORTFOLIOS

 1919 Variable Socially Responsive          1919 Investment Counsel, LLC
 Balanced Fund   net investment income.


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